Short-term investments - Summary Of Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term investments
Structured notes	¥ 2,500	$ 362	¥ 69,548
Investment in fund	61,855	8,969	109,282
Total short-term investments	¥ 64,355	$ 9,331	¥ 178,830